Note 4 - Related Party Transactions (Details)				3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 01, 2020 $ / shares shares	Oct. 26, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 27, 2021 USD ($)
Stock Issued During Period, Value, New Issues | $					$ 25,000
Proceeds from Issuance of Warrants | $					$ 7,719,779	$ 0
Promissory Note [Member] | BOC Yellowstone LLC [Member]
Line of Credit Facility, Maximum Borrowing Capacity | $							$ 1,000,000
Long-term Debt, Total | $						$ 1,000,000
Proceeds from Private Placement Warrants [Member]
Assets Held-in-trust, Total | $		$ 5,000,000
Private Placement Warrant [Member]
Class of Warrant or Right, Issued During Period (in shares) | shares	219,779	7,500,000
Class of Warrant or Right, Issued During Period, Purchase Price (in dollars per share) | $ / shares	$ 1.00	$ 1.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 11.50
Proceeds from Issuance of Warrants | $		$ 7,500,000
Conversion Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares						1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 1.50
BOC Yellowstone LLC [Member]
Related Party, Working Capital Loan, Conversion, Price Per Warrant (in dollars per share) | $ / shares						1.50
Common Class B [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding, Ending Balance (in shares) | shares				3,399,724	3,399,724	3,399,724
Common Class B [Member] | BOC Yellowstone LLC [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			5,750,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.0001
Stock Issued During Period, Value, New Issues | $			$ 25,000
Common Stock, Shares Surrendered (in shares) | shares				2,350,276
Common Stock, Shares, Outstanding, Ending Balance (in shares) | shares				3,399,724	3,399,724	3,399,724
Common Stock, Conversion Rate						1